Derivative financial assets and liabilities - cash flow hedges (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Gains (losses) on cash flow hedges	€ (167)	€ 31	€ 3
Cash flow hedges
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Ineffectiveness and discontinued hedges	(33)	(5)	4
Tax (benefit)/expense	(3)	(36)	27
Items relating to discontinued operations, net of tax	2	9	1
Total recognized in the Consolidated Income Statement	(80)	107	(26)
Gain (loss) on hedge ineffectiveness recognised in profit or loss	(17)	5	0
Cash flow hedges | Currency risk | Net revenues
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Reclassification adjustments	(27)	100	8
Cash flow hedges | Currency risk | Cost of revenue
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Reclassification adjustments	(29)	(17)	(96)
Cash flow hedges | Currency risk | Net financial income (expense)
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Reclassification adjustments	4	2	(22)
Cash flow hedges | Currency risk | Results from investments
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Reclassification adjustments	1	24	28
Cash flow hedges | Interest rate risk | Net financial income (expense)
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Reclassification adjustments	0	0	(3)
Cash flow hedges | Interest rate risk | Results from investments
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Reclassification adjustments	(2)	1	(1)
Cash flow hedges | Commodity price risk | Cost of revenue
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Reclassification adjustments	€ 7	€ 29	€ 28